Business Acquisitions, Goodwill (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Goodwill [Roll Forward]
Beginning of period	$ 707.0	$ 0.0
Acquisition		707.0
Impairment	(290.0)	(290.0)		$ 0.0	$ 0.0
Goodwill	417.0 [1]	417.0	[1]	0.0
WestTX [Member]
Goodwill [Roll Forward]
Beginning of period		0.0
Acquisition		364.5
Impairment		(37.6)
Goodwill	326.9	326.9		0.0
SouthTX [Member]
Goodwill [Roll Forward]
Beginning of period		0.0
Acquisition		160.3
Impairment		(70.2)
Goodwill	90.1	90.1		0.0
SouthOK [Member]
Goodwill [Roll Forward]
Beginning of period		0.0
Acquisition		182.2
Impairment		(182.2)
Goodwill	$ 0.0	$ 0.0		$ 0.0

[1]	Total assets include goodwill. Goodwill has been attributed to the Partnership's Gathering and Processing segment.